UNAUDITED CONDENSED INTERIM BALANCE SHEETS (Parentheticals) - $ / shares	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2019
Statement of Financial Position [Abstract]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	136,231,700	128,471,700	127,471,700
Common stock, shares outstanding	136,231,700	128,471,700	127,471,700